Cover	Aug. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 12, 2026
Entity Registrant Name	AEVEX Corp.
Entity File Number	001-43238
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-2460652
Entity Address, Address Line One	440 Stevens Avenue
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	858
Local Phone Number	704-4125
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	AVEX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Central Index Key	0002096300
Amendment Flag	false
Entity Ex Transition Period	false